Average Annual Total Returns - SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO - SelectPortfoliosEnterpriseTechnologyServicesPortfolio-PRO - Select Enterprise Technology Services Portfolio	Jun. 14, 2024
Select Enterprise Technology Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	23.17%
Past 5 years	10.93%
Past 10 years	11.51%
Select Enterprise Technology Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.09%
Past 5 years	8.95%
Past 10 years	9.97%
Select Enterprise Technology Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.48%
Past 5 years	8.68%
Past 10 years	9.33%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1517
Average Annual Return:
Past 1 year	22.88%
Past 5 years	10.98%
Past 10 years	10.95%